Share Capital - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Number of warrants
Balance at beginning of period (in shares)	9,813,870	18,074,695
Expired (in shares)	(3,353)	(141,317)
Exercised (in shares)	(6,684,892)	(11,245,133)
Issued (in shares)	336,877	3,125,625
Balance at end of period (in shares)	3,462,502	9,813,870
Weighted average exercise price
Balance, at beginning of period (in CAD per share)	$ 1.13	$ 0.98
Expired (in CAD per share)	1.30	1.00
Exercised (in CAD per share)	1.12	0.93
Issued (in CAD per share)	11.09	1.20
Balance at end of period (in CAD per share)	$ 2.16	$ 1.13
Weighted average remaining contractual life of the warrants outstanding	1 year 10 months 24 days